Borrowings	6 Months Ended
Jun. 30, 2024
Borrowings.
Borrowings

18.Borrowings

The following table provides a breakdown for non-current and current borrowings:

(Euro thousands)	Guaranteed	Secured	Unsecured	Total borrowings
At December 31, 2023	8,580	29,895	29,626	68,101
Repayments	(427)	(49,959)	(5,133)	(55,519)
Proceeds	119	50,509	64,140	114,768
Net foreign exchange difference	—	(1,566)	505	(1,061)
At June 30, 2024	8,272	28,879	89,138	126,289
Repayable:
- Within one year	4,191	14,929	79,099	98,219
- In the second year	2,726	13,950	—	16,676
- In the third year	625	—	—	625
- Over three years	730	—	10,039	10,769
	8,272	28,879	89,138	126,289
Portion classified as current liabilities	(4,191)	(14,929)	(79,099)	(98,219)
Non-current portion	4,081	13,950	10,039	28,070

As at June 30, 2024, borrowings amounted to €8,272 thousand (December 31, 2023: €8,580 thousand) were guaranteed by a third party, SACE S.p.A., the Italian export credit agency.

As at June 30, 2024, the secured borrowings amounted to €17,820 thousand (December 31, 2023: €21,612 thousand ) were owed to Meritz Securities Co., Ltd. (“Meritz”) (excluding accrued interest). On March 30, 2023, Jeanne Lanvin S.A. (“JLSA”) as the borrower, LGHL as the guarantor and our shareholder Meritz as the lender entered into a facility agreement, pursuant to which Meritz made available to JLSA a facility in the sum of JPY3,714.4 million (as novated, amended and restated by the novation, amendment and restatement agreement dated August 14, 2023 between Lanvin Hong Kong Limited as the new borrower, JLSA as the original borrower and new guarantor, LGHL as guarantor and Meritz as the lender, the “Facility”). JLSA used the Facility to buy back the Lanvin trademarks owned by ITOCHU Corporation (“Itochu”) according to the buy-back agreement entered into by and between JLSA and Itochu on May 21, 2021. The Facility has a term of three years and bears a fixed interest of 9.10% per annum. The Facility is mainly secured by royalties to be paid by Itochu for selling Lanvin-branded licensed products in Japan. Lanvin Hong Kong Limited holds the right to receive such royalties, and its shares were also charged in favor of Meritz.

As at June 30, 2024, borrowings amounted to €11,059 thousand (December 31, 2023: €8,283 thousand) were secured by the pledge of assets with carrying values at the end of each reporting period as follows:

	At June 30,	At December 31,
(Euro thousands)	2024	2023
Pledge of assets:
- Inventories	23,581	15,938
- Property, plant and equipment	8,669	7,852
- Trade receivables	1,549	1,993
- Other current assets	2,052	1,168
Total pledge of assets	35,851	26,951

Apart from the above, certain borrowings are guaranteed by two subsidiaries, namely St. John Knits, Inc. and St. John Canada Corporation as at June 30, 2024.

The unsecured borrowings are principally used for operation of the Group.

The borrowings at rates ranging from 4.55% to 17.11% per annum.